Equity (Details)				6 Months Ended	12 Months Ended
	Dec. 19, 2024 shares	Oct. 12, 2023 $ / shares shares	Aug. 11, 2023 $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Jul. 01, 2025 CNY (¥)	Jun. 30, 2025 $ / shares	Oct. 15, 2024 shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares
Equity [Line Items]
Authorized share capital		50,000
Percentage of statutory surplus reserve				50.00%	10.00%
Percentage of registered capital				10.00%	50.00%
Net assets | ¥				¥ 241,851,390	¥ 185,821,835		¥ 185,821,835			¥ 31,500,000
Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.00001
Class A Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued					10,850,000
Ordinary shares, par value | $ / shares						$ 0.00001		$ 0.00001			$ 0.00001
Number of shares		10
Redesignated shares		820
Ordinary shares				4,980,000,000	4,980,000,000					4,980,000,000
Shares issued				32,650,000	12,650,000					12,650,000
Vote for each ordinary share		one
Shares outstanding				32,650,000	12,650,000					12,650,000
Ordinary Shares [Member]
Equity [Line Items]
Redesignated shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued					1,300,000
Ordinary shares, par value | $ / shares						$ 0.00001		$ 0.00001			$ 0.00001
Redesignated shares		130
Ordinary shares				20,000,000	20,000,000					20,000,000
Shares issued				1,300,000	1,300,000					1,300,000
Vote for each ordinary share		ten
Shares outstanding				1,300,000	1,300,000					1,300,000
Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued			95		12,650,000
Per share (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares, par value | $ / shares		$ 0.00001
Stock of ordinary share		5,000,000,000
Originally issued ordinary shares		95
Shares outstanding	12,650,000
Ordinary Shares [Member] | Share Subdivision [Member]
Equity [Line Items]
Per share (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares, par value | $ / shares		$ 0.0001
Redesignated shares		5,000,000,000
Ordinary shares		4,980,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued	1,800,000			20,000,000	2,150,000
Ordinary shares, par value | $ / shares		$ 0.00001
Ordinary shares		4,980,000,000
Shares issued		20,000,000							2,150,000
Shares outstanding	10,850,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued
Ordinary shares, par value | $ / shares		$ 0.00001
Ordinary shares		20,000,000
Shares outstanding	1,300,000